Cryptocurrencies (Details) - Schedule of cryprocurrencies	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of cryprocurrencies [Abstract]
Balance at January 1, 2020
Receipt of cryptocurrencies from mining services	21,065,113
Sales of cryptocurrencies	(15,534,982)
Lending of cryptocurrencies to a third party (Note 4)	(97,771)
Realized gain on sale of cryptocurrencies	805,557
Balance at December 31, 2020	$ 6,237,917